EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS
27.	EMPLOYEE BENEFITS

(a)	Pension plans
The Company and its subsidiaries sponsor retirement benefit plans (“Pension Funds”) for their employees, provided that they elect to be part of such plan, and current beneficiaries. The table below shows the benefit plans existing at December 31, 2019.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, Telemar and Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar e Oi	SISTEL
PBS-Telemar	Telemar	FATL
PBS-TNC	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMA	Oi and Telemar	SISTEL

SISTEL – Fundação Sistel de Seguridade Social
FATL – Fundação Atlântico de Seguridade Social
Whenever mentioned in this Note, for purposes of the pension plans, the Company may also be referred to as the “Sponsor”.
The sponsored plans are valued by independent actuaries at the end of the annual reporting period. For the year ended December 31, 2019, the actuarial valuations were performed by PREVUE Consultoria. The Bylaws provide for the approval of the supplementary pension plan policy, and the joint liability attributed to the defined benefit plans is ruled by the agreements entered into with the pension fund entities, with the agreement of the National Pension Plan Authority (PREVIC), as regards the specific plans. PREVIC is the official agency that approves and oversees said plans.
The sponsored defined benefit plans are closed to new entrants because they are close-end
pension funds. Participants’ and the sponsors’ contributions are defined in the funding plan.
Actuarial liabilities are recognized for the sponsored defined benefit plans that report an actuarial deficit. For the plans that report an actuarial surplus, assets are recorded when there is an express authorization for offsetting them against future employer contributions.
Provisions for pension plans
Refer to the recognition of the actuarial deficit of the defined benefit plans, as shown below:

	2019	2018
Actuarial liabilities
Financial obligations—BrTPREV plan (i)	626,748	574,725
PAMEC Plan	6,264	4,397
Total	633,012	579,122
Non-current	633,012	579,122

(i)
The Company had a financial obligations agreement entered into with Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. With the approval and ratification of the JRP, the related claim of Fundação Atlântico against Oi is subject to the new terms and conditions of the JRP.

Assets recognized to be offset against future employer contributions
The Company recognized TCSPREV Plan assets related to: (i) sponsor contributions which participants that left the Plan are not entitled to redeem; and (ii) part of the Plan’s surplus attributed to the sponsor.
The assets recognized are used to offset future employer contributions. These assets are broken down as follows:

	2019	2018
Actuarial assets
TCSPREV Plan	56,559	68,934
CELPREV Plan	222	199
PBS-TNC Plan	3,264
Total	60,045	69,133
Current	5,430	4,880
Non-current	54,615	64,253
Characteristics of the sponsored pension plans

1)	FATL
FATL,
close-end,
multiple sponsor, multiple plan pension fund, is a nonprofit, private pension-related entity, with financial and administrative independence, headquartered in Rio de Janeiro, State of Rio de Janeiro, engaged in the management and administration of pension benefit plans for the employees of its sponsors.
Plans

(i)	PBS-Telemar
Defined contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under
No. 2000.0015-56.
The contributions from Active Participants of the
PBS-Telemar
Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.

(ii)	TelemarPrev
Variable contribution pension Benefit Plan, enrolled with the CNPB under
No. 2000.0065-74.

A participant’s regular contribution is comprised of two portions: (i) basic—equivalent to 2% of the contribution salary; and (ii) standard—equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.
The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capital formation approach.

(iii)	TCSPREV
Variable contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under
No. 2000.0028-38.
On November 30, 2018, date of the actual merger, TCSPREV Benefits Plan merged the BrTPREV Benefits Plan (CNPB
No. 2002.0017-74)
to become the full successor of this Plan’s rights and obligations, assuming all its assets and liabilities. This merger was approved by PREVIC Administrative Rule 995, of October 24, 2018, published on Federal Official Gazette No. 208 of October 29, 2018.
With the recognition and registration of the merger, the Participants and Beneficiaries linked to BrTPREV automatically became Participants and Beneficiaries TCSPREV, in accordance with the categories of Beneficiaries existing on the day prior to the merger date.
The monthly, mandatory Basic Contribution of the Active Participants of the TCSPREV and BrTPREV corresponds to the outcome obtained by applying a percentage that may range from 3% to 8% on the Contribution Salary, pursuant to the age and option of each Participant. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.
The monthly Contribution of the Fundador/Alternativo Plan Participants, previously merged with and into BrTPREV, corresponds to the sum of: (i) 3% charged on the Contribution Salary; (ii) 2% charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3% charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.
In accordance with regulatory criteria, the Sponsors’ contributions, related to TCSPREV and BrTPREV Participants are automatically cancelled on the month subsequent to the month when the same Participant reaches the age of 60 years old, 10 years of Credited Services, and 10 years of Plan membership.
For participants who migrated from the
PBS-TCS
Plan to the TCSPREV Plan, the Sponsors’ contributions are cancelled on the month subsequent to the month when a Participant reaches the age of 57 years old, 10 years of uninterrupted membership of
PBS-TCS
and the TCSPREV Plan, 10 years of Credited Services at the Sponsor, and 35 years of registration with the official Social Security scheme.
The TCSPREV and BrTPREV Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary.
The Sporadic Contribution is optional and both its amount and frequency are freely chosen by the Participant, as defined by the TCSPREV or BrTPREV Plan, provided it is not lower than one (1) UPTCS (TCSPREV Pension Unit) or one (1) UPBrT (BrT’s Pension Unit), respectively. The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic contribution.
The plan is funded under the capital formation approach.
(iv)	PBS-TNC
Defined contribution pension Benefit Plan, closed to new entrants, enrolled with the CNPB under
No. 2000.0013-19.
The contributions from Active Participants of the
PBS-TNC
Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.
The contribution of the Current Beneficiaries (only those who receive a retirement allowance) is equivalent to a percentage to be set on an annual basis in the Costing Plan, applied on the overall benefit, limited to the amount of the allowance.
The plan is funded under the capital formation approach.

(v)	CELPREV
Defined Contribution Pension Benefit Plan, enrolled with the CNPB under
No. 2004.0009-29.
On January 12, 2018, pursuant to Administrative Rule 22, published on the Federal Official Gazette of January 16, 2018, PREVIC approved the new text of the Plan’s Charter, which closes the number of CELPREV participants and prevents new entrants.
The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit).
The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.
The Participant’s Voluntary Contribution corresponds to a whole number percentage, freely elected by each participant, applied on the Contribution Salary. The Sponsor does not make any counterpart contribution to this contribution.
The Sponsor’s Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory
criteria, made with the frequency set by the Sponsor.
The Sponsor’s Special Contribution is specific for new Plan members who have joined the plan within 90 days starting March 18, 2004.
The Sponsor’s monthly, mandatory Risk Contribution, required to fund the Sick Pay Benefit, corresponds to percentage of
Non-migrating
Participants’ Contribution Salary payroll.
The plan is funded under the capital formation approach.

2)	SISTEL
SISTEL is a nonprofit, private welfare and pension entity, established in November 1977, which is engaged in creating and operating private plans to grant benefits in the form of lump sums or annuities, supplementary or similar to the government retirement pensions, to the employees and their families who are linked to SISTEL’s sponsors.
Plans

(i)	PBS-A
Defined benefit plan jointly sponsored with other sponsors associated to the provision of telecommunications services and offered to participants who held the status of beneficiaries on January 1, 2000.
Contributions to the
PBS-A
are contingent on the determination of an accumulated deficit. As at December 31, 2019, date of the last actuarial valuation, the plan presented a surplus.
In December 2019, the National Pension Plan Authority (PREVIC) approved the allocation of a special reserve of the
PBS-A
Benefit Plan, with the reversal of amounts to sponsors and improvement of benefits, in the form of temporary income, to the beneficiaries. The total amount of the Company’s share of the
PBS-A’s
surplus corresponds to R$669,054 (R$140,274 in the Company), to be received in 36 monthly installments, adjusted by the Plan’s profitability, the accounting recognition of which as the installments are received, with an impact on other comprehensive income, as required by IAS 19.

(ii)	PAMA
PAMA is a healthcare plan for retired employees aimed at providing medical care coverage to beneficiaries, with copayments by and contributions from the latter, provided that linked to the Defined Benefit pension plans managed by SISTEL.
Up to 2014, the Company did not consider the assets and liabilities of the PAMA plan because it is multi-sponsored and similar to defined contribution plans (benefits paid are limited to the amount of the contributions received by the plan), and there are no other obligations in addition to the existing balances.
However, as from the issue of National Supplementary Healthcare Agency’s position that SISTEL is a sponsor of the healthcare plan as defined by Law 9656/1998 and as a result does not qualify as a Healthcare plan operator, SISTEL is liable for some plan obligations, even though it is not make entitled to revenue from the corresponding contributions. Thus, it is no longer possible to qualify this plan as a defined contribution plan.
In October 2015, in compliance with a court order, SISTEL transferred the surpluses of the
PBS-A
benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, prorated to the portions of the defined benefit obligations. The amount was established based on actuarial studies prepared by an outside consulting firm using assumptions consistent with the population of PAMA users and the projection of medical expenses increase inherent to this population. Beginning on the issue of said court order, the Company started to calculate and disclose information on the PAMA actuarial obligations, pursuant to IAS 19 criteria.

3)	PAMEC-BrT—Assistance plan managed by the Company
Healthcare plan intended to provide medical care to the retirees and survivor pensioners linked to the TCSPREV Benefit Plan. Benefit Plan managed by FATL.
The contributions for
PAMEC-BrT
were fully paid in July 1998, through a single appropriation. However, as this plan is now administrated by the Company, after the transfer of management by Fundação 14 in November 2007, there are no assets recognized to cover current expenses, and the actuarial obligation is fully recognized in the Company’s liabilities.
Statuses of the sponsored plans, revalued at the end of the reporting period
Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2019
	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Interest on actuarial liabilities	283,542	28,419	367,633	415,476	3,066	2	414	308,512
Current service cost	250	34	1,613		82	2		322
Participant contributions made in the year	15	28
Benefits paid, net	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Increase/(decrease) of assets due to changes in the Plan				183,195
Benefit obligation result allocated to other comprehensive income	500,731	32,358	729,147	660,695	4,984	1	1,937	641,713
Asset increase/(decrease) as a result of the Plan’s merger
Present value of actuarial obligation at the end of the year	3,778,685	365,286	4,978,517	5,640,885	40,715	31	6,264	4,143,620
Fair value of assets at the beginning of the year	3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
Return on plan assets	313,409	33,149	394,800	649,891	5,255	293		312,145
Amortizing contributions received from sponsor							484
Sponsor	13	65
Participants	15	28
Benefits payment	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Benefit obligation result allocated to other comprehensive income	345,124	42,087	680,478	730,389	1,980	558		895,983
Asset increase/(decrease) as a result of the Plan’s merger
Fair value of plan assets at the end of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
(=) Net actuarial liability/(asset) amount	(238,575)	(65,360)	(320,171)	(2,625,977)	(24,122)	(4,160)	6,264	(279,123)
Effect of the asset/onerous liability recognition ceiling	182,016	65,360	320,171	2,625,977	20,858	3,938		279,123
(=) Recognized net actuarial liability/(asset)	(56,559)				(3,264)	(222)	6,264

	2018
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV (*)	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	2,524,728	625,266	307,658	3,825,053	4,675,447	31,938	41	3,300	3,113,772
Interest on actuarial liabilities	218,105	78,223	29,113	362,886	439,285	3,027	4	317	299,881
Current service cost	74	196	41	1,870		55	3		273
Participant contributions made in the year	12	2	34			1
Benefits paid, net	(177,215)	(61,605)	(23,441)	(272,271)	(422,312)	2,527		(688)	(237,744)
Benefit obligation result allocated to other comprehensive income	60,942	(12,212)	14,725	247,746	118,912	(2,505)	(22)	1,468	246,220
Asset increase/(decrease) as a result of the Plan’s merger	(2,626,646)	2,626,646
Present value of actuarial obligation at the end of the year		3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Fair value of assets at the beginning of the year	1,895,608	1,953,967	360,700	4,142,553	7,462,931	59,723	3,030		3,243,093
Return on plan assets	161,415	200,469	34,332	394,097	713,294	5,759	298		312,593
Amortizing contributions received from sponsor	11
Regular contributions received by plan	12	4	100			3	1	688
Sponsor		2	66			2
Participants	12	2	34			1
Benefits payment	(177,215)	(61,605)	(23,441)	(272,271)	(422,312)	(2,505)		(688)	(237,744)
Benefit obligation result allocated to other comprehensive income	36,579	(388,177)	7,309	244,191	(437,518)	(2,918)	11		126,002
Asset increase/(decrease) as a result of the Plan’s merger	(1,916,410)	1,916,410
Fair value of plan assets at the end of the year		3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
(=) Net actuarial liability/(asset) amount		(364,552)	(50,870)	(343,286)	(2,505,063)	(25,019)	(3,314)	4,397	(21,542)
Effect of the asset/onerous liability recognition ceiling		295,618	50,870	343,286	2,505,063	25,019	3,115		21,542
(=) Recognized net actuarial liability/(asset)		(68,934)					(199)	4,397

(*)	Plan merged with into TCSPREV on November 30, 2018.

The Company determines the amount available to deduct from future contributions according to the applicable legal provisions and the benefit plan charter. The amount of the asset linked to the TCSPREV,
PBS-TNC
and CELPREV Plans recognized in the Company’s financial statements does not exceed the present value of future contributions.
Expenses (revenue) components of the benefits

	2019
	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	250	34	1,613		82	2		322
Interest on actuarial liabilities	283,541	28,419	367,633	415,476	3,066	2	414	308,512
Return on plan assets	(313,409)	(33,149)	(394,800)	(649,891)	(5,255)	(293)		(312,146)
Interest on onerous liability	24,000	4,725	27,167	234,415	2,065	273		3,634
Effect of the unrecognized net actuarial asset
Expenses (income) recognized in statement of profit or loss	(5,618)	29	1,613		(42)	(16)	414	322
Expenses (income) recognized in other comprehensive income	18,005	36	(1,613)		(2,382)	(7)	1,937	(322)
Total expense (income) recognized	12,387	65			(2,424)	(23)	2,351

	2018
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	74	196	41	1,870		55	3		274
Interest on actuarial liabilities	218,103	78,222	29,114	362,887	439,285	3,027	4	317	299,881
Return on plan assets	(161,415)	(200,469)	(34,332)	(394,097)	(713,295)	(5,759)	(298)		(312,593)
Interest on onerous liability		112,564	5,214	31,210	274,010	2,731	294		12,712
Effect of the unrecognized net actuarial asset									(274)
Expenses (income) recognized in statement of profit or loss	56,762	(9,487)	37	1,870		54	3	317
Expenses (income) recognized in other comprehensive income	24,364	42,233	30	(1,870)		(891)	(201)	1,469
Total expense (income) recognized	81,126	32,746	67			(837)	(198)	1,786

	2017
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	102	457	33	1,545		48	7		170,184
Interest on actuarial liabilities	260,649	64,927	32,488	397,842	499,261	3,328	15	378	286,035
Return on plan assets	(210,579)	(215,509)	(35,817)	(440,696)	(781,757)	(6,343)	(301)		(331,699)
Interest on onerous liability		136,800	3,317	42,854	282,496	3,014	286		45,664
Effect of the unrecognized net actuarial asset			(21)	(1,545)		(47)	(7)		(170,184)
Expenses (income) recognized in statement of profit or loss	50,172	(13,325)						378
Expenses (income) recognized in other comprehensive income	78,147	28,149						(232)
Effect of the unrecognized net actuarial asset
Total expense (income) recognized	128,319	14,824						146
Main actuarial assumptions adopted
 on Decemb
e
r
 31, 2019

	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Nominal discount rate of actuarial liability	7.43%	7.43%	7.43%	7.43%	7.43%	7.43%	7.64%	7.64%
Estimated inflation rate	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Estimated nominal salary increase index	4.00%	4.00%	Per sponsor	N.A.	8.82%	7.53%	N.A.	N.A.
Estimated nominal benefit growth rate	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	N.A.	N.A.
Total expected rate of return on plan assets	7.43%	7.43%	7.43%	7.43%	7.43%	7.43%	7.64%	7.64%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 20%, segregated by gender	AT-2000 Basic eased by 20%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	N.A.	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	N.A.	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%
Biometric disabled mortality table	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	N.A.	AT-49, segregated by gender	AT-49, segregated by gender
Turnover rate	4.80%	Nil	Per sponsor, null starting at 50 years old and null for Settled Benefit	Nil	Nil	2%	Nil	Nil
Starting age of the benefits	57 years old	57 years old	55 years old	N.A.	57 years old	55 years old	N.A.	N.A.
Nominal medical costs growth rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	6.91%	6.91%

N.A. = Not applicable.

ADDITIONAL DISCLOSURES—2019
(a) Plans’ assets and liabilities correspond to the amounts as at December 31, 2019.
(b) Master file data used for the plans managed by FATL and for the PAMEC plan are as at July 31, 2019, and for SISTEL are as at June 30, 2019, both projected for December 31, 2019.

Investment policy of the plans
The investment strategy of the Benefits Plans is described in their investment policy, which is annually approved by the governing board of the sponsored funds. This policy establishes that investment decision-making must take into consideration: (i) the preservation of capital; (ii) the diversification of investments; (iii) the risk appetite according to conservative assumptions; (iv) the expected return rate based on actuarial requirements; (v) the compatibility of investment liquidity with the plans’ cash flows, and (vi) reasonable management costs. The policy also defines the volume interval for different types of investment allowed for the pension funds, as follows: fixed income, variable income, structured investments, investments abroad, loans to participants, and real estate investments.
The average ceilings set for the different types of investment permitted for pension funds, as at December 31, 2019 and 2018, are as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Variable income	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	0.00%
Structured investments	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	0.00%
Investments abroad	10.00%	10.00%	10.00%	0.00%	10.00%	10.00%	0.00%
Real estate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	0.00%
Loans to participants	15.00%	15.00%	15.00%	3.00%	15.00%	15.00%	0.00%
The allocation of plan assets as at December 31, 2019 is as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	86.06%	90.57%	92.46%	95.10%	85.61%	88.20%	100.00%
Variable income	1.63%	0.34%	0.96%	0.00%	0.48%	3.17%	0.00%
Structured investments	10.85%	7.84%	5.04%	0.00%	13.71%	7.25%	0.00%
Investments abroad	0.21%	0.00%	0.11%	0.00%	0.00%	0.50%	0.00%
Real estate	0.83%	0.90%	0.76%	4.10%	0.00%	0.00%	0.00%
Loans to participants	0.42%	0.35%	0.67%	0.80%	0.20%	0.88%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
The allocation of plan assets as at December 31, 2018 is as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA

Fixed income	86.17%	90.49%	92.51%	93.70%	83.87%	88.80%	100.00%
Variable income	2.90%	1.30%	1.61%	0.77%	2.51%	4.00%
Structured investments	9.23%	6.65%	4.21%	0.03%	12.84%	5.68%
Investments abroad	0.85%	0.92%	0.79%
Real estate	0.43%	0.38%	0.67%	4.67%	0.27%	1.15%
Loans to participants	0.42%	0.26%	0.21%	0.83%	0.51%	0.37%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(b)	Employee profit sharing
In the year ended December 31, 2019, the Company and its subsidiaries recognized provisions for employee profit sharing based on individual and corporate goal attainment estimates totaling R$247,178 (R$265,753 in 2018).

(c)	Share-based compensation
A long-term incentives plan based on shares granted the Executives and the Board of Directors (Executive Committee’s Stock Option Plan and the Board of Directors’ Stock Option Plan) was submitted to and approved at the Extraordinary Shareholders’ Meeting held on April 26, 2019.
However, in light of the opinion issued by the Federal Public Prosecution Office and the decision issued by the Judicial Reorganization Court on April 24, 2019 on the new long-term incentives plans, the Oi’s Board of Directors decided and communicated to the Extraordinary Shareholders’ Meeting that such plans would only be implemented after a new decision of said Court, authorizing its implementation, is issued.
Beginning December 17, 2019, with the Ruling awarded by the 8 th
Civil Chamber of the Rio de Janeiro State Court on Bill of Review
No. 0035453-90.2019.8.19.0000,
filed by the Public Prosecution Office, the decision that the Stock Option Plan for the members of the Board of Directors should not be implemented until the end of the judicial reorganization was maintained and the implementation of Stock Action Plan for said Company Executives was authorized.
In compliance with the decision referred to above, in December 2019 the Company implemented the New Stock Option Plan for the Executive Committee, according to all the rules and conditions approved at the Extraordinary Shareholders’ Meeting held on April 26, 2019.
Executives’ Stock Action Plan
The purpose of this plan is to allow granting shares to Company Executives, aiming at promoting their high engagement and commitment to ensure the achievement of the strategic goals consistently with the Company’s and its shareholders’ medium- and long-term interests.
The plan provides for granting annual shares over a three-year period that shall not exceed 1.5% of the Company’s share capital.
The number of shares per grant is calculated individually for the purpose of maintaining the competitiveness of the executives with regard to the performance of their duties and shall be delivered to them provided that the plan’s performance condition is met.
The information used in the executives’ stock option plan’s assessment is as follows:

Grant date	Stock dilution percentage	Number of shares granted	Vesting portions	Vesting dates	Average share value at the grant date	Estimated fair value at the vesting date
12/30/2019	0.57%	33,704,937	1/3	12/30/2020	0.95	34,406
			1/3	12/30/2021
			1/3	12/30/2022
The fair value of the granted stock options will be determined based on the vesting period and recognized as the services are provided. The estimated fair value at the acquisition date was measured taking into account the price of the shares granted on December 30, 2019, adjusted by the weighted average cost of capital of 10.98%, estimated for the three-year period of the program, brought to present value at the period’s opportunity cost of 14.67%, which corresponds to the fair value of the share.